Derivative financial instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Breakdown of fair value amount of derivative financial instruments [Abstract]
Loss on cash flow hedges	$ 51,049	$ 54,446
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 15,350		$ 8,230
Liabilities	266,884		329,731
Loss on cash flow hedges	(51,049)	$ (54,446)
After-tax result accumulated in equity	$ 105,959		$ 80,968